Quarterly Holdings Report
for
Fidelity Advisor® Industrials Fund
April 30, 2023
AFCY-NPRT3-0623
1.800323.119
Common Stocks - 99.6%
	Shares	Value ($)
Aerospace & Defense - 18.7%
Aerospace & Defense - 18.7%
HEICO Corp. (a)	63,100	10,641,184
HEICO Corp. Class A	41,000	5,503,430
Hexcel Corp.	27,500	1,982,200
Howmet Aerospace, Inc.	351,900	15,585,651
The Boeing Co. (b)	147,100	30,417,338
TransDigm Group, Inc.	37,914	29,004,210
		93,134,013
Air Freight & Logistics - 10.8%
Air Freight & Logistics - 10.8%
FedEx Corp.	159,100	36,239,798
United Parcel Service, Inc. Class B	98,500	17,711,285
		53,951,083
Commercial Services & Supplies - 0.0%
Environmental & Facilities Services - 0.0%
Tetra Tech, Inc.	800	110,696
Construction & Engineering - 3.7%
Construction & Engineering - 3.7%
Willscot Mobile Mini Holdings (b)	407,700	18,509,580
Electrical Equipment - 8.0%
Electrical Components & Equipment - 8.0%
Acuity Brands, Inc.	8,000	1,259,040
AMETEK, Inc.	196,034	27,038,970
nVent Electric PLC	197,400	8,276,982
Regal Rexnord Corp.	23,878	3,107,960
		39,682,952
Ground Transportation - 28.2%
Cargo Ground Transportation - 25.9%
ArcBest Corp.	149,000	14,065,600
J.B. Hunt Transport Services, Inc.	12,853	2,253,002
Knight-Swift Transportation Holdings, Inc. Class A	419,300	23,614,976
Old Dominion Freight Lines, Inc.	92,700	29,700,153
Saia, Inc. (a)(b)	125,500	37,370,135
Werner Enterprises, Inc. (a)	483,500	21,839,695
		128,843,561
Passenger Ground Transportation. - 2.3%
Uber Technologies, Inc. (b)	371,600	11,538,180
TOTAL GROUND TRANSPORTATION		140,381,741
Industrial Conglomerates - 7.9%
Industrial Conglomerates - 7.9%
General Electric Co.	218,500	21,624,945
Honeywell International, Inc.	90,094	18,004,385
		39,629,330
Machinery - 22.3%
Industrial Machinery & Supplies & Components - 22.3%
Crane Co.	162,258	11,693,934
Fortive Corp.	585,175	36,918,691
Ingersoll Rand, Inc.	225,200	12,840,904
Middleby Corp. (b)	98,700	13,904,856
Parker Hannifin Corp.	7,200	2,339,136
Pentair PLC	421,100	24,457,488
RBC Bearings, Inc. (b)	39,700	9,012,297
		111,167,306
TOTAL COMMON STOCKS (Cost $437,199,522)		496,566,701

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	39,240	39,248
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	29,069,400	29,072,307
TOTAL MONEY MARKET FUNDS (Cost $29,111,555)		29,111,555

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $466,311,077)	525,678,256
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(27,289,951)
NET ASSETS - 100.0%	498,388,305

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	1,335,472	199,418,877	200,715,101	69,573	-	-	39,248	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	61,455,075	222,632,310	255,015,078	19,562	-	-	29,072,307	0.1%
Total	62,790,547	422,051,187	455,730,179	89,135	-	-	29,111,555

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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